Accounting policies, Percentage of Completion for performance obligations satisfied over time (Details)	12 Months Ended
Dec. 31, 2021 GBP (£)
Performance obligation [Abstract]
Deferred revenue related to performance obligation	£ 30,858,000
Percentage of weighted average life of project	10.00%
Deferred revenue Increase	£ 5,300,000